Organization, Principal Activities and Management’s Plans (Details) - $ / shares	12 Months Ended
	Oct. 31, 2024	Jan. 06, 2022
Organization, Principal Activities and Management’s Plans [Line Items]
Authorized share capital (in Shares)		500,000,000
Shares of par value (in Dollars per share)		$ 0.0001
Mr. Dingxin Sun [Member]
Organization, Principal Activities and Management’s Plans [Line Items]
Equity interest, percentage	92.47%
Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans [Line Items]
Equity interest, percentage	7.43%
Chaofu Chen [Member]
Organization, Principal Activities and Management’s Plans [Line Items]
Equity interest, percentage	0.10%